Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	September 30, 2021	December 31, 2020
Developed technology	$13,117	$13,117
Supplier agreement	12,967	1,560
Channel partner relationships	730	730
Capitalized development costs(1)	3,213	3,116
Customer relationships	380	380
	30,407	18,903
Accumulated amortization:
Developed technology	(13,117)	(13,117)
Supplier agreement	(489)	(43)
Channel partner relationships	(568)	(477)
Capitalized development costs(1)	(2,897)	(2,518)
Customer relationships	(350)	(340)
	(17,421)	(16,495)
Total finite-lived assets, net	12,986	2,408
Indefinite-lived intangible assets - trade names	200	200
Total intangible assets, net	$13,186	$2,608
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(1) Includes the impact of foreign currency exchange rate fluctuations.